EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Schedule of Changes in Retirement Plan's Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018
Change in fair value of plan assets:
Employer contributions	$ 11.0	$ 199.3	$ 21.9
Pension
Change in projected benefit obligation:
Beginning balance	2,325.8	2,351.8
Service cost	14.7	52.4
Interest cost	80.6	85.8
Actuarial loss (gain)	315.1	0.5
Plan participant contributions
Benefit payments (including settlements)	(218.9)	(167.8)
Plan amendments	(1.1)	3.1
Ending balance	2,516.2	2,325.8	2,351.8
Change in fair value of plan assets:
Beginning balance	1,847.0	1,814.0
Actual return on plan assets	106.2	3.6
Employer contributions	9.4	197.2
Plan participant contributions
Benefit payments (including settlements)	(218.9)	(167.8)
Ending balance	1,743.7	1,847.0	1,814.0
Components of net amount recognized in financial position:
Other current liabilities	(6.7)	(6.7)
Other long-term liabilities	(765.8)	(472.1)
Funded status	(772.5)	(478.8)
Other Post-Retirement Benefits
Change in projected benefit obligation:
Beginning balance	23.8	26.9
Service cost	0.6	1.0
Interest cost	0.7	0.5
Actuarial loss (gain)	(2.6)	(2.4)
Plan participant contributions		0.4
Benefit payments (including settlements)	(2.0)	(2.6)
Plan amendments
Ending balance	20.9	23.8	$ 26.9
Change in fair value of plan assets:
Beginning balance
Actual return on plan assets
Employer contributions	1.6	2.1
Plan participant contributions	0.4	0.4
Benefit payments (including settlements)	(2.0)	(2.5)
Ending balance
Components of net amount recognized in financial position:
Other current liabilities	(2.5)	(2.1)
Other long-term liabilities	(18.4)	(21.7)
Funded status	$ (20.9)	$ (23.8)